Lease - Summary of supplemental information related to operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$ 6,319,923	$ 6,357,265
Non-cash right-of-use assets in exchange for new lease obligations: Operating leases	$ 6,748,032	$ 1,021,178
Weighted average remaining lease term: Operating leases	4 years	4 years
Weighted average discount rate: Operating leases	4.80%	5.30%